Financial Instruments (Details 13) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Assets assigned	R$ 10,761,924	R$ 3,965,055
Liabilities assumed	10,397,345	4,459,629
Obligations Related To Assignment Vert And Opea [Member]
IfrsStatementLineItems [Line Items]
Assets assigned	8,365,977
Liabilities assumed	8,383,515
Obligations Related To Assignment F I D C [Member]
IfrsStatementLineItems [Line Items]
Assets assigned	2,395,947
Liabilities assumed	R$ 2,013,830
Obligations Related To Assignment Vert [Member]
IfrsStatementLineItems [Line Items]
Assets assigned		3,965,055
Liabilities assumed		R$ 4,459,629